NUVEEN MARYLAND MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 9, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

Class B shares of Nuveen Maryland Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on December 16, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.